Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant and Equipment and Accumulated Depreciation

Property and equipment are summarized as follows:

	December 31,
	2014	2013
Leasehold improvements	$50,791	$57,779
Laboratory equipment	3,840,368	4,093,704
Office and computer equipment	343,835	389,368

Property and equipment at cost	4,234,994	4,540,852

Accumulated depreciation	(2,182,773)	(2,103,175)

Property and equipment, net	$2,052,221	$2,437,677

Accumulated depreciation for each asset group is summarized as follows:

	Years ended December 31,
	2014	2013
Leasehold improvements	$41,606	$37,904
Laboratory equipment	1,886,807	1,845,098
Office and computer equipment	254,360	220,172

Total accumulated depreciation	$2,182,773	$2,103,175